TAXATION - Details of the net income tax expense (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2019 USD ($) item	Dec. 31, 2019 IDR (Rp) item	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)
TAXATION
Estimated taxable income (loss) of the Company		Rp 6,007	Rp 400	Rp (861)
Total income tax expense – current	$ 765	10,619	9,432	11,357
Net income tax benefit - deferred	(13)	(180)	(66)	(1,399)
Net Income Tax Expense	$ 752	10,439	9,366	9,958
The company
TAXATION
Corporate income tax		1,201	80
Current corporate income tax expense:		1	99
Final tax expense		70	57	586
Total income tax expense – current		1,272	236	586
Net income tax benefit - deferred		Rp 15	Rp (159)	Rp (1,608)
Change in tax rate	(5.00%)	(5.00%)	(5.00%)	(5.00%)
Threshold percentage of interest owned by public	40.00%	40.00%
Threshold number of persons owned shares | item	300	300
Threshold percentage owned by each member	5.00%	5.00%
Threshold period to meet prescribed criteria	183 days	183 days
Applicable tax rate	20.00%	20.00%	20.00%	20.00%
The company | Tax loss utilization (recognition)
TAXATION
Net income tax benefit - deferred			Rp 172	Rp (172)
The company | Cost to obtain contracts
TAXATION
Net income tax benefit - deferred		Rp 54	38
The company | Net periodic pension and other post-employment benefits costs and provision for employee benefits
TAXATION
Net income tax benefit - deferred		70	(27)	(197)
The company | Finance leases
TAXATION
Net income tax benefit - deferred		7	2	0
The company | Depreciation and gain on disposal or sale of property and equipment
TAXATION
Net income tax benefit - deferred		(7)	(180)	(1,012)
The company | Trade receivables write-off (allowance for expected credit losses)
TAXATION
Net income tax benefit - deferred		(88)	(132)	(206)
The company | Realization of accrual (accrual) of expenses and inventory write-off (provision for inventory obsolescence)
TAXATION
Net income tax benefit - deferred		4	(36)	26
The company | Amortization of (addition to) deferred installation fee
TAXATION
Net income tax benefit - deferred		0	(18)	1
The company | Amortization of intangible assets, land rights and others
TAXATION
Net income tax benefit - deferred		(10)	(10)	(10)
The company | Provision for employee benefits
TAXATION
Net income tax benefit - deferred		(15)	32	(38)
Subsidiaries
TAXATION
Corporate income tax		9,344	9,193	10,766
Final tax expense		3	3	5
Total income tax expense – current		9,347	9,196	10,771
Net income tax benefit - deferred		Rp (195)	Rp 93	Rp 209
Applicable tax rate	25.00%	25.00%	25.00%	25.00%
Telkomsel
TAXATION
Net income tax benefit - deferred		Rp 60	Rp 121	Rp 25
Telkomsel | Finance leases
TAXATION
Net income tax benefit - deferred		90	170	177
Telkomsel | Depreciation and gain on disposal or sale of property and equipment
TAXATION
Net income tax benefit - deferred		(68)	64	(55)
Telkomsel | Trade receivables write-off (allowance for expected credit losses)
TAXATION
Net income tax benefit - deferred		88	(88)	(41)
Telkomsel | Amortization of (addition to) license
TAXATION
Net income tax benefit - deferred		33	58	12
Telkomsel | Provision for employee benefits
TAXATION
Net income tax benefit - deferred		(83)	(83)	(68)
Subsidiaries - others
TAXATION
Net income tax benefit - deferred		Rp (255)	Rp (28)	Rp 184